Right-of-use assets and lease liabilities - Depreciation Related to Operating Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 70.4	€ 73.5	€ 53.0
Properties
Depreciation operating leased assets [Line Items]
Depreciation related to leases	46.6	50.2	40.4
Cars
Depreciation operating leased assets [Line Items]
Depreciation related to leases	5.7	6.1	5.9
Equipment
Depreciation operating leased assets [Line Items]
Depreciation related to leases	0.0	0.0	0.0
Warehouses
Depreciation operating leased assets [Line Items]
Depreciation related to leases	14.3	15.0	5.9
Other
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 3.8	€ 2.2	€ 0.8